Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
SALES	$ 16,285	$ 268	$ 18,795	$ 268	$ 40,569
COST OF SALES	29,449	82	30,866	82	27,387
GROSS PROFIT (LOSS)	(13,164)	186	(12,071)	186	13,182
OPERATING EXPENSES:
Compensation expense	37,308	87,485	717,198	203,722	319,587	145,000
Professional fees	441,409	108,481	831,665	314,702	431,015	203,559
Product development	17,364		53,689		63,465
Insurance expense	13,578	8,174	17,560	24,521	26,565	35,195
Bad debt (recovery)	85,000	(6,000)	84,000	(11,500)	(13,500)	35,000
Selling, general and administrative expenses	28,397	44,553	76,088	75,687	87,013	76,076
Impairment loss					29,440	99,412
Total operating expenses	623,056	242,693	1,780,200	607,132	943,585	594,242
LOSS FROM OPERATIONS	(636,220)	(242,507)	(1,792,271)	(606,946)	(930,403)	(594,242)
OTHER INCOME (EXPENSE):
Interest income	2,818	3,083	8,788	9,129	12,196	4,218
Other income			3,000
Interest expense	(393)	(94)	(268,996)	(864)	(62,739)
Interest expense - related party		(375)	(224)	(375)	(189)
Loss on debt extinguishment			(198,000)
Net realized gain on equity investments (non-controlled/non-affiliated investments)		92,264		138,032	138,032	(100,759)
Net unrealized loss on equity investments (non-controlled/non-affiliated investments)		(117,852)		(170,191)	(170,191)	(278,680)
Total other expense, net	2,425	(22,974)	(455,432)	(24,269)	(82,891)	(375,221)
NET LOSS	(633,795)	(265,481)	(2,247,703)	(631,215)	$ (1,013,294)	$ (969,463)
Deemed dividend			(69,000)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (633,795)	$ (265,481)	$ (2,316,703)	$ (631,215)
NET LOSS PER COMMON SHARE:
Basic and diluted	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.02)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted	84,416,681	23,467,632	59,512,252	23,442,998	23,468,522	49,101,419